Employee Benefit Plans (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Pension Benefits [Member]
Change in benefit obligation:
Beginning balance	$ 1,118	$ 1,035
Service cost	35	32	23
Interest cost	64	62	60
Benefits paid	(58)	(59)
Actuarial loss	108	48
Ending balance	1,267	1,118	1,035
Other Postretirement Benefits [Member]
Change in benefit obligation:
Beginning balance	259	273
Service cost	2	2	2
Interest cost	15	16	18
Plan participants' contributions	6	5
Benefits paid	(24)	(24)
Medicare Part D subsidy	2	2
Plan amendment	(1)	(18)
Actuarial loss	30	3
Ending balance	$ 289	$ 259	$ 273